OPERATING SEGMENTS (Schedule of Revenues Based on Customers) (Details)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	100.00%	100.00%
United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	64.00%	62.00%
Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	27.00%	0.00%
Israel
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	6.00%	36.00%
Africa
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	3.00%	2.00%